PIMCO ETF Trust

Supplement Dated December 23, 2015 to the

Index Exchange-Traded Funds Prospectus dated October 31, 2015, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO High Yield Corporate Bond Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

(each, a “Fund” and collectively, the “Funds”)

Effective December 22, 2015, the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund and the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund are each jointly managed by Stephen Rodosky, Matthew P. Dorsten, and Chris Caltagirone. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Matthew P. Dorsten and Chris Caltagirone. Mr. Rodosky is a Managing Director of PIMCO, and Messrs. Dorsten and Caltagirone are Senior Vice Presidents of PIMCO. They have jointly managed the Fund since December 2015.

In addition, effective December 22, 2015, the PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund is jointly managed by Stephen Rodosky, Matthew P. Dorsten, and Chris Caltagirone. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Matthew P. Dorsten and Chris Caltagirone. Mr. Rodosky is a Managing Director of PIMCO, and Messrs. Dorsten and Caltagirone are Senior Vice Presidents of PIMCO. They will manage the Fund as of its inception.

In addition, effective December 22, 2015, the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund are each jointly managed by Jeremie Banet, Matthew P. Dorsten, and Chris Caltagirone. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Jeremie Banet, Matthew P. Dorsten, and Chris Caltagirone. Mr. Banet is an Executive Vice President of PIMCO, and Messrs. Dorsten and Caltagirone are Senior Vice Presidents of PIMCO. They have jointly managed the Fund since December 2015.

In addition, effective December 22, 2015, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund is jointly managed by Andrew Jessop, Matthew P. Dorsten, and Chris Caltagirone. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Andrew Jessop, Matthew P. Dorsten, and Chris Caltagirone. Mr. Jessop is an Executive Vice President of PIMCO, and Messrs. Dorsten and Caltagirone are Senior Vice Presidents of PIMCO. They have jointly managed the Fund since December 2015.

In addition, effective December 22, 2015, the PIMCO High Yield Corporate Bond Index Exchange-Traded Fund is jointly managed by Andrew Jessop, Matthew P. Dorsten, and Chris Caltagirone. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Andrew Jessop, Matthew P. Dorsten, and Chris Caltagirone. Mr. Jessop is an Executive Vice President of PIMCO, and Messrs. Dorsten and Caltagirone are Senior Vice Presidents of PIMCO. They will manage the Fund as of its inception.

In addition, effective December 22, 2015, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly managed by Mohit Mittal, Matthew P. Dorsten, and Chris Caltagirone. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohit Mittal, Matthew P. Dorsten, and Chris Caltagirone. Mr. Mittal is a Managing Director of PIMCO, and Messrs. Dorsten and Caltagirone are Senior Vice Presidents of PIMCO. They have jointly managed the Fund since December 2015.

In addition, effective December 22, 2015, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Jeremie Banet	12/15

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in applied economics and an undergraduate degree from Paris IX Dauphine University.

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	Chris Caltagirone	12/15

Senior Vice President, PIMCO. Mr. Caltagirone is a portfolio manager in the Newport Beach office focusing on PIMCO’s exchange-traded funds. Prior to joining PIMCO in 2007, he worked as a sales trader in the equity derivatives group at Morgan Stanley. He has 12 years of investment experience and holds an MBA from the MIT Sloan School of Management, a master’s degree in electrical engineering from the University of California, San Diego and is an adjunct professor of mathematics in the California State University system.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund		12/15

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		12/15

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	Matthew P. Dorsten	12/15	Senior Vice President, PIMCO. Mr. Dorsten is a member of the quantitative portfolio management group, focusing on quantitative strategy and passive replication. Mr. Dorsten joined PIMCO in 2006.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund		12/15

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		12/15

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		12/15

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		12/15

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Andrew Jessop	12/15

Executive Vice President, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years

PIMCO High Yield Corporate Bond Index Exchange-Traded Fund		12/15

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Mohit Mittal	12/15

Managing Director, PIMCO. Mr. Mittal is a portfolio manager in the Newport Beach office He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined the firm in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	Stephen Rodosky	12/15	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Investors Should Retain This Supplement for Future Reference

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